ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
ACCOUNTS RECEIVABLE, NET
Summary of accounts receivables and related allowance for doubtful accounts

	As of December 31, 2024	As of June 30, 2025
Accounts receivable	1,652,243	2,199,949
Less: allowance for accounts receivable	(6,725)	(6,725)
Accounts receivable, net	1,645,518	2,193,224